Investment in Joint Ventures and Associates (Parenthetical) (Details) - ARS ($) $ in Thousands						12 Months Ended
	Dec. 27, 2023	Aug. 07, 2023	Jul. 12, 2023	Apr. 19, 2023	Jun. 30, 2022	Dec. 31, 2023	Dec. 31, 2020
Disclosure of associates [line items]
Income taxes refund	$ 264,257	$ 264,257	$ 647,946	$ 29,205	$ 309,000	$ 8,083,923	$ 4,528,453